Siren DIVCON Leaders Dividend ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 83.8%	Shares	Value
Communications - 0.1%
Fox Corp. - Class A	917	$ 47,831

Consumer Discretionary - 1.5%
PulteGroup, Inc.	8,270	1,134,727

Consumer Staples - 3.3%
Costco Wholesale Corp.	2,738	2,561,317

Energy - 1.3%
Marathon Petroleum Corp.	3,886	993,534

Financials - 13.2%
Allstate Corp.	5,392	1,282,972
Bank of America Corp.	20,380	1,161,252
Chubb Ltd.	2,990	1,018,813
Globe Life, Inc.	7,202	1,286,853
Goldman Sachs Group, Inc.	1,356	1,371,418
Hartford Insurance Group, Inc.	6,024	798,301
Mastercard, Inc. - Class A	2,129	1,093,454
Moody's Corp.	2,237	1,013,182
MSCI, Inc.	2,067	1,157,603
		10,183,848

Health Care - 1.8%
Eli Lilly & Co.	1,128	1,352,957

Industrials - 29.8% (a)
AMETEK, Inc.	5,453	1,319,299
Amphenol Corp. - Class A	8,556	1,508,594
Carrier Global Corp.	20,628	1,513,064
Cintas Corp.	7,051	1,199,234
Cummins, Inc.	2,106	1,502,020
Eaton Corp. PLC	2,917	1,242,992
EMCOR Group, Inc.	1,771	1,469,718
Expeditors International of Washington, Inc.	7,627	1,243,049
Fastenal Co.	20,746	996,430
Hubbell, Inc.	3,247	1,698,830
Jacobs Solutions, Inc.	5,398	680,148
Lennox International, Inc.	2,174	1,245,593
Parker-Hannifin Corp.	1,292	1,263,731
Quanta Services, Inc.	6,232	4,487,289
W.W. Grainger, Inc.	1,198	1,629,759
		22,999,750

Technology - 32.8% (a)
Analog Devices, Inc.	3,939	1,564,452
Apple, Inc.	4,141	1,198,240
Applied Materials, Inc.	3,981	2,878,263
Broadcom, Inc.	11,209	4,234,200
KLA Corp.	20,870	6,296,688
Lam Research Corp.	9,796	4,244,901
Monolithic Power Systems, Inc.	980	1,354,713

NVIDIA Corp.	17,084		3,418,337
QUALCOMM, Inc.	404		74,655
			25,264,449
TOTAL COMMON STOCKS (Cost $37,100,764)			64,538,413

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 16.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)	12,521,070		12,521,070
TOTAL MONEY MARKET FUNDS (Cost $12,521,070)			12,521,070

TOTAL INVESTMENTS - 100.0% (Cost $49,621,834)			77,059,483
Other Assets in Excess of Liabilities - 0.0% (c)		0.00012	8,866
TOTAL NET ASSETS - 100.0%			$ 77,068,349

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Siren DIVCON Leaders Dividend ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 64,538,413	$ –	$ –	$ 64,538,413
Money Market Funds	12,521,070	–	–	12,521,070
Total Investments	$ 77,059,483	$ –	$ –	$ 77,059,483

Refer to the Schedule of Investments for further disaggregation of investment categories.

Siren NexGen Economy ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 68.5%	Shares		Value
Communications - 3.0%
Keel Infrastructure Corp. (a)	190,000		$ 1,087,820

Financials - 32.9% (b)
Cipher Digital, Inc. (a)	40,000		980,000
Cleanspark, Inc. (a)	55,556		808,340
Coinbase Global, Inc. - Class A (a)	5,882		859,890
Core Scientific, Inc. (a)	33,333		852,991
Hut 8 Corp. (a)	7,692		888,003
IREN Ltd. (a)	15,385		703,556
JPMorgan Chase & Co.	3,126		1,023,234
Metaplanet, Inc. (a)	1,000,000		1,230,050
NU Holdings Ltd. - Class A (a)	76,923		1,027,691
Riot Platforms, Inc. (a)	33,333		912,657
SBI Holdings, Inc.	85,000		1,379,593
Terawulf, Inc. (a)	51,818		1,279,905
			11,945,910

Industrials - 8.3%
Hitachi Ltd.	53,000		1,457,382
Yaskawa Electric Corp.	36,000		1,555,841
			3,013,223

Technology - 24.3%
Advanced Micro Devices, Inc. (a)	2,336		1,357,006
Celestica, Inc. (a)	4,800		1,750,574
Kioxia Holdings Corp. (a)	2,500		1,378,886
Micron Technology, Inc.	1,000		1,154,290
Microsoft Corp.	3,184		1,187,696
NVIDIA Corp.	4,651		930,619
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,222		1,061,160
			8,820,231
TOTAL COMMON STOCKS (Cost $24,574,856)			24,867,184

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 24.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	8,786,096		8,786,096
TOTAL MONEY MARKET FUNDS (Cost $8,786,096)			8,786,096

TOTAL INVESTMENTS - 92.7% (Cost $33,360,952)			33,653,280
Other Assets in Excess of Liabilities - 7.3%		0.07310	2,654,258
TOTAL NET ASSETS - 100.0%			$ 36,307,538

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Siren NexGen Economy ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 24,867,184	$ –	$ –	$ 24,867,184
Money Market Funds	8,786,096	–	–	8,786,096
Total Investments	$ 33,653,280	$ –	$ –	$ 33,653,280

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2026	$ 1,032,320
Sales	(1,727,515)
Change in unrealized appreciation/depreciation	695,195
Ending balance as of June 30, 2026	$ 0
$0
Change in unrealized appreciation/depreciation still held as of June 30, 2026	$ 0
0

The net asset value (“NAV”) per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2026:

Siren DIVCON Leaders Dividend ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 64,538,413	$ –	$ –	$ 64,538,413
Money Market Funds	12,521,070	–	–	12,521,070
Total Investments	$ 77,059,483	$ –	$ –	$ 77,059,483

Siren NexGen Economy ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 24,867,184	$ –	$ –	$ 24,867,184
Money Market Funds	8,786,096	–	–	8,786,096
Total Investments	$ 36,307,538	$ –	$ –	$ 36,307,538

Refer to the Schedule of Investments for additional information.

Tax Disclosure - The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended June 30, 2026, the Funds did not incur any interest or penalties.